UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if amendment [X] Amendment Number: 1
This Amendment (Check only one.):	[    ] is a restatement.
					[X] adds new holdings
					        entries.

Institutional Investment Manager Filing this Report:

Name: 		Douglas, Noyes & Co., Inc.
Address:	50 Broad Street, 12 FL
		New York, NY 10004

Form 13F File Number:   28-6442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Shailer
Title:		Executive Vice-President
Phone:		(212)668-3040

Signature, Place, and Date of Signing:

David R. Shailer			New York, NY		2/28/00
Signature				City, State			Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s.).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F SUMMARY



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total:	$ 140,521
						(Thousands)

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       ,,,,,,,,,,,

   ,   ,   ,   ,   ,   ,   ,   ,   ,   ,   ,
,,,               FORM 13F,,,,,,,,
,title,,,,,,voting,authority,,,
,of,,value,shares/,sh/,put/,invstmt,other,,,
name of issuer,class,cusip,(x$1000),prn amt,prn,call,dscretn,managers,sole,shared, none
-----------------------,----------,----------,-------------,----------,-------,
-------,-------,------------,-------,-------,-------
ABBOTT LABS,common,00282410,265,5850,,,sole,,1200,,4650
ABERCROMBIE & FITCH CO. CL A,common,002896207,"1,881",39200,,,sole,,600,,38600
AMERICA ONLINE INC.,common,02364j104,"1,177",10700,,,sole,,,,10700
AMERICAN INTL. GROUP,common,02687410,"4,223",36022,,,sole,,,,36022
AMERICAN TEL. & TEL.,common,00195710,"4,085",73200,,,sole,,2850,,70350
ANHEUSER-BUSCH,common,03522910,363,5122,,,sole,,,,5122
BALLY TOTAL FITNESS,common,05873k108,"1,169",41200,,,sole,,,,41200
BANK OF NEW YORK,common,06405710,"6,357",173282,,,sole,,5000,,168282
BANK ONE CORP.,common,06423a103,709,11920,,,sole,,,,11920
BAUSCH & LOMB INC.,common,071707103,"1,204",15750,,,sole,,450,,15300
BELLSOUTH CORP.,common,07986010,"1,555",33734,,,sole,,3400,,30334
BEST FOODS,common,0868u101,"1,603",32400,,,sole,,3000,,29400
BP AMOCO,common,055622104,523,4823,,,sole,,,,4823
BRISTOL-MYERS SQUIBB,common,11012210,"4,007",56900,,,sole,,10000,,46900
CBS CORP.,common,12490k107,"1,248",28650,,,sole,,900,,27750
CHUBB CORP.,common,171232101,"1,570",22600,,,sole,,,,22600
CINCINNATTI BELL,common,171870108,266,10700,,,sole,,3500,,7200
CISCO SYSTEMS INC.,common,17275R10,"11,576",179654,,,sole,,6750,,172904
CLEAR CHANNEL COMMUNICATIONS INC.,common,184502102,"2,033",29500,,,sole,,,,29500
CNF TR 1 GTD CONV SECS SER A CONV,preferred,12612V20,340,5950,,,sole,,2000,,3950
COCA COLA,common,19121610,934,15075,,,sole,,10000,,5075
COMPAQ COMPUTER,common,20449310,239,10100,,,sole,,,,10100
COMPUTER SCIENCES,common,205363104,"1,356",19600,,,sole,,400,,19200
CONVERGYS CORP,common,212485106,790,40800,,,sole,,,,40800
CORNERSTONE PPTYS,common,21922h103,276,17400,,,sole,,,,17400
CVS CORPORATION,common,12665010,"1,776",35000,,,sole,,,,35000
DAYTON HUDSON,common,23975310,"1,937",29800,,,sole,,,,29800
DISNEY WALT PRODTNS.,common,25468710,542,17600,,,sole,,900,,16700
DUKE ENERGY,common,26439910,"1,193",21925,,,sole,,1700,,20225
E M C CORP,common,26864810,"3,921",71300,,,sole,,,,71300
EL PASO ENERGY CORP.,common,283905107,"1,389",39490,,,sole,,3000,,36490
ENERGY EAST CORP.,common,29266m109,312,12000,,,sole,,5000,,7000
ENTERGY CORP.,common,29364g103,234,7500,,,sole,,5500,,2000
ETHAN ALLEN INTERIORS INC.,common,297602104,"1,591",42150,,,sole,,2100,,40050
FEDERAL NATIONAL MORTGAGE,common,31358610,"2,381",34900,,,sole,,,,34900
FLOWER INDS INC,common,34349610,294,13575,,,sole,,6500,,7075
FURNITURE BRANDS,common,360921100,"1,853",66500,,,sole,,2200,,64300
G T E CORP.,common,36232010,"1,921",25450,,,sole,,,,25450
GENERAL ELECTRIC,common,36960410,"5,751",50897,,,sole,,5400,,45497
GENZYME,common,37291710,"1,914",39475,,,sole,,,,39475
GILLETTE CO.,common,37576610,200,4900,,,sole,,1200,,3700
GTE CORP.,common,362320103,"1,570",20800,,,sole,,,,20800
HANDLEMAN COMPANY,common,410252100,833,70600,,,sole,,,,70600
HAVERTY FURNITURE,common,419596101,851,24150,,,sole,,,,24150
INTEL CORP.,common,45814010,"3,006",50525,,,sole,,,,50525
INTL. BUSINESS MACH,common,45920010,6869,53152,,,sole,,2000,,51152
JOHNSON & JOHNSON,common,47816010,"1,082",11050,,,sole,,,,11050
KANSAS CITY SOUTHERN,common,48517010,382,6000,,,sole,,,,6000
LOWES COS,common,548661107,"2,429",42850,,,sole,,500,,42350
LUCENT TECHNOLOGIES INC.,common,54946310,"2,232",33100,,,sole,,,,33100
MCI WORLDCOM INC.,common,55268b106,"3,436",39925,,,sole,,,,39925
MEDIAONE GROUP INC ,common,58440j104,252,3400,,,sole,,,,3400
MELLON BANK CORP.,common,58550910,331,9100,,,sole,,,,9100
MERCK & CO. INC.,common,58933110,"6,892",93614,,,sole,,7200,,86414
MERRILL LYNCH & CO. INC.,common,59018810,"1,518",19100,,,sole,,,,19100
MILLIPORE CORP,common,60107310,"2,974",73332,,,sole,,1700,,71632
MOBIL OIL CORP.,common,60705910,383,3882,,,sole,,,,3882
NORTHERN TRUST,common,66585910,388,4000,,,sole,,,,4000
PEPSI BOTTLING GROUP,common,713409100,"1,281",55400,,,sole,,,,55400
PEPSICO INC.,common,71344810,402,10400,,,sole,,,,10400
PFIZER INC.,common,71708110,"2,686",24645,,,sole,,,,24645
PITNEY BOWES INC.,common,72447910,"1,130",17600,,,sole,,,,17600
PROCTER & GAMBLE,common,74271810,"1,008",11300,,,sole,,,,11300
PURCHASESOFT INC.,common,746145101,10,12500,,,sole,, ,,12500
ROYAL DUTCH PTLM CO.,common,78025780,370,6150,,,sole,,1800,,4350
SCHERING-PLOUGH CORP,common,80660510,367,7000,,,sole,,,,7000
SCHLUMBERGER,common,80685710,450,7075,,,sole,,,,7075
STATE STREET CORP.,common,857477103,"1,856",21750,,,sole,,,,21750
SYBRON INTL CORP,common,87114F10,"1,204",43700,,,sole,,,,43700
SYLVAN LEARNING SYSTEMS,common,871399101,"1,247",45900,,,sole,,,,45900
TANDY CORP.,common,87538210,"3,856",78900,,,sole,,3200,,75700
TIFFANY & CO. NEW,common,88654710,"1,645",17050,,,sole,,,,17050
TIME-WARNER,common,88731510,"1,759",24225,,,sole,,,,24225
U S WEST INC NEW COM ,common,91273H101,244,4160,,,sole,,,,4160
VODAFONE AIRTOUCH PUBLIC LTD,common,92857t107,305,1550,,,sole,,,,1550
WAL MART STORES INC.,common,93114210,443,9200,,,sole,,,,9200
WASHINGTON GAS LT CO.,common,938837101,377,14500,,,sole,,4000,,10500
WASTE MANAGEMENT,common,94106L109,"1,341",24950,,,sole,,1000,,23950
WELLS FARGO & CO.,common,949746101,"1,633",38200,,,sole,,2700,,35500
WILLIAMS COS INC.,common,96945710,378,8900,,,sole,,,,8900
XEROX CORP.,common,984121103,"4,143",70150,,,sole,,1400,,68750

,,,,,,,,,,,

